UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund –
.
PANIX New Income Fund–
.
Advisor  Class
RRNIX New Income Fund–
.
R  Class
PRXEX New Income Fund–
.
I  Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
HIGHLIGHTS
The fund generated negative returns and underperformed its benchmark over the
12-month period ended May 31, 2023.
Interest rate management and security selection detracted from the portfolio’s overall relative performance, while sector allocation was generally beneficial.
We kept risk levels in the portfolio relatively low amid the potential for elevated volatility.
Credit spreads in most sectors have widened since the start of the year, but we believe that valuations are not adequately compensating for the risk of an economic downturn that could erode thus-far resilient corporate and consumer fundamentals.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE New Income Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE New Income Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to maximize total return through income and
capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The New Income Fund returned -3.35% in the 12-month period ended May 31,
2023, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond
Index, and its Lipper peer group average. (Performance for Advisor, R, I, and Z
Class shares can vary, reflecting their different fee structures and other factors.
Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
The U.S. investment-grade (IG) fixed income market, as measured by the
Bloomberg U.S. Aggregate Bond Index, produced negative returns for the
12-month reporting period amid a rise in Treasury yields, which weighed on bond prices.
Interest rate management was
the largest detractor from the
fund’s relative results during
the period. Notably, we had
shortened duration later in
2022 based on our view that
the Federal Reserve would
need to do more to restrain
inflation; however, inflation
surprised to the downside in
the fourth quarter, fueling
a rally in Treasuries. The
portfolio’s short duration
positions in German and
Japanese interest rates also
weighed on results late in
the period, as yields in those
countries rose less than in the U.S. (Duration measures the sensitivity of a bond or a bond portfolio to interest rate changes.)
Curve positioning hindered performance amid historically high levels of interest rate volatility. The curve flattened over most of the period but steepened sharply in March before resuming the flattening trend.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
New Income Fund –
.
1.55% -3.35%
New Income Fund–
.
Advisor  Class 1.62 -3.43
New Income Fund–
.
R  Class 1.35 -3.86
New Income Fund–
.
I  Class 1.72 -3.16
New Income Fund–
.
Z  Class 1.90 -2.81
Bloomberg U.S. Aggregate
Bond Index 2.00 -2.14
Lipper Core Bond Funds
Average 2.07 -2.35

T. ROWE PRICE New Income Fund

Security selection also hampered results. Within the agency mortgage-
backed securities (MBS) sector, positions in higher-coupon GNMA bonds underperformed. In the commercial mortgage-backed securities (CMBS)
sector, our positions in single-asset/single-borrower bonds, which are not in the benchmark, suffered from poor liquidity, oversupply last year, concerns about refinancing risk in a sharply higher rate environment, and negative headlines about the office sector.
Sector allocations contributed to relative results, led by our out-of-benchmark positions in below investment-grade bank loans and collateralized loan obligations (CLOs) along with an underweight to agency MBS in the first half of the reporting period. Bank loans and CLOs benefited from investor demand for higher yields and supportive technicals. Meanwhile, agency MBS faced headwinds amid interest rate volatility and the Fed’s decision to start reducing its holdings in the sector. A nominal overweight to IG corporates also added value as the sector benefited from supportive fundamentals, and our positioning within the sector was favorable.
While we primarily invest in cash bonds, the fund also employed derivatives, which had an overall negative effect on absolute returns. Specifically, the fund maintained meaningful holdings in interest rate derivatives, primarily for managing exposure to certain parts of the yield curve, which weighed on absolute performance.
How is the fund positioned?
The portfolio remained defensively positioned at the end of the period, as we believe that markets have yet to feel the full effects of the substantial monetary tightening that has occurred over the past year.
The most notable shift in the portfolio’s sector positioning since our previous report six months ago was in the agency MBS sector, where we moved from a neutral position relative to the benchmark to an overweight. We believe the sector offers higher quality and better liquidity than competing credit sectors, and spreads offered more value after widening in early 2023 due to elevated rate volatility and technical risks stemming from potential bank sales.
If rate volatility begins to subside with the end of the Fed tightening cycle approaching, we believe the rate-sensitive agency MBS market should benefit.
We reduced our exposure to IG corporates and securitized credit but maintained overweight allocations to these sectors. The reductions were mainly in segments of the CMBS and non-agency residential mortgage-backed securities markets where our analysts had less conviction. Despite trimming

T. ROWE PRICE New Income Fund

the overall allocations, we continued to see potentially attractive opportunities in high-quality asset-backed securities and CLOs. We also maintained small allocations to high yield corporate bonds and bank loans, focusing on names in which our analysts have high conviction.
We believe our ample positions in Treasuries and agency MBS along with cash reserves should help provide the portfolio with liquidity, balance higher-
risk credit exposures, and enable us to quickly take advantage of any price dislocations that may develop.
After keeping the portfolio’s
duration slightly short or
close to neutral for much
of the period, we moved
to a slightly long duration
position near the end of the
period as the Fed appeared
to be nearing the end of its
hiking cycle.
What is portfolio
management’s outlook?
We believe that the economy
is continuing to cool as the
lagged effects of monetary
tightening take full effect,
and, while the Federal
Reserve may not be finished
tightening, it appears to be
near the end of its hiking
cycle. These conditions
have historically pointed
to declining yields, and, in
this environment, we expect
interest rate management
to be a larger performance
driver in the fixed income
market than credit exposures.
We are looking to add
duration to the portfolio
as opportunities become
available. We believe that the
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
New Income Fund

T. ROWE PRICE New Income Fund

higher the Fed raises rates and the longer that rates stay high, the more the Fed will need to eventually cut. That view makes us confident in adding duration to the portfolio even if additional Fed tightening creates a headwind in the near term.
Along the yield curve, we are favoring a steepening bias and expect to add to this position as the cycle turns from late-stage expansion to a potential recession. We believe this positioning should be beneficial if the Fed is forced to cut rates as a result of a slowing economy or a market liquidity event, which would likely drive intermediate-term yields lower, or if the economy remains buoyant and the Fed pauses in the face of elevated inflation, which could drive long-end yields higher.
In terms of our credit sector positioning, we have looked to take advantage of opportunities in dislocated credits due to recent events, but we are continuing to take a generally defensive approach. Spreads in most sectors have widened since the start of 2023, but we believe that valuations are not adequately compensating for the risk of an economic downturn that could erode thus-far resilient corporate and consumer fundamentals.
Additionally, following the resolution of the debt ceiling standoff, we believe that there is potential for market liquidity to deteriorate as the government rebuilds its Treasury general account balance, a move that could drain reserves from the banking system and contribute to further volatility. Though remaining cautious for now, we anticipate an opportunity to add risk when appropriate.
As always, we will rely on our broad and deep global research platform to parse the complex macro environment and inform portfolio positioning accordingly.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE New Income Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.
To the extent the fund holds foreign holdings, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies.
These risks include potentially adverse local, political, social, and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the U.S. dollar, lowering the value of securities denominated in those currencies and possibly the fund’s share price.
These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE New Income Fund

Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE New Income Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
NEW INCOME FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE New Income Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Income Fund –
.
-3.35% 0.33% 1.07% – –
New Income Fund–
.
Advisor  Class -3.43 -0.05 0.75 – –
New Income Fund–
.
R  Class -3.86 -0.29 0.46 – –
New Income Fund–
.
I  Class -3.16 0.46 – 0.95% 8/28/15
New Income Fund–
.
Z  Class -2.81 – – -1.91 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE New Income Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
New Income Fund 0.44%
New Income Fund–Advisor Class 1.30
New Income Fund–R Class 1.16
New Income Fund–I Class 0.35
New Income Fund–Z Class 0.32
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE New Income Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Income Fund

NEW INCOME FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,015.50 $2.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.74   2.22
Advisor Class
Actual   1,000.00   1,016.20   2.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.29   2.67
R Class
Actual   1,000.00   1,013.50   5.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.55   5.44
I Class
Actual   1,000.00   1,017.20   1.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.19   1.77
Z Class
Actual   1,000.00   1,019.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.44%, the
2
Advisor Class was 0.53%, the
3
R Class was 1.08%, the
4
I Class was 0.36%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Income Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Income Fund –
.
-6.24% 0.45% 1.09% – –
New Income Fund–
.
Advisor  Class -6.39  0.08  0.78  – –
New Income Fund–
.
R  Class -6.83  -0.18  0.48  – –
New Income Fund–
.
I  Class -6.05  0.58  – 1.09% 8/28/15
New Income Fund–
.
Z  Class -5.71  – – -1.76  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
R ,
4
I , and
5
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8 .66 $ 9 .71 $ 9 .70 $ 9 .51 $ 9 .22
Investment activities
Net investment income
(1)(2)
0 .26 0 .15 0 .19 0 .26 0 .27
Net realized and unrealized gain/
loss ( 0 .55 ) ( 0 .96 ) 0 .11 0 .20 0 .31
Total from investment activities ( 0 .29 ) ( 0 .81 ) 0 .30 0 .46 0 .58
Distributions
Net investment income ( 0 .26 ) ( 0 .14 ) ( 0 .20 ) ( 0 .27 ) ( 0 .29 )
Net realized gain — ( 0 .10 ) ( 0 .09 ) — —
Total distributions ( 0 .26 ) ( 0 .24 ) ( 0 .29 ) ( 0 .27 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 8 .11 $ 8 .66 $ 9 .71 $ 9 .70 $ 9 .51

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .35 ) % ( 8 .50 ) % 3 .08% 4 .85% 6 .38%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0 .53% 0 .45% 0 .47% 0 .51% 0 .51%
Net expenses after waivers/
payments by Price Associates 0 .44% 0 .45% 0 .47% 0 .49% 0 .50%
Net investment income 3 .13% 1 .51% 1 .96% 2 .68% 2 .97%
Portfolio turnover rate
(5)
171 .6% 229 .1% 126 .4% 153 .7% 139 .4%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 111 .9% 93 .1% 74 .6% 69 .5% 86 .4%
Net assets, end of period (in
millions) $819 $1,000 $2,911 $4,430 $17,423
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8 .64 $ 9 .69 $ 9 .68 $ 9 .49 $ 9 .20
Investment activities
Net investment income
(1)(2)
0 .25 0 .06 0 .16 0 .22 0 .24
Net realized and unrealized gain/
loss ( 0 .55 ) ( 0 .95 ) 0 .11 0 .21 0 .30
Total from investment activities ( 0 .30 ) ( 0 .89 ) 0 .27 0 .43 0 .54
Distributions
Net investment income ( 0 .25 ) ( 0 .06 ) ( 0 .17 ) ( 0 .24 ) ( 0 .25 )
Net realized gain — ( 0 .10 ) ( 0 .09 ) — —
Total distributions ( 0 .25 ) ( 0 .16 ) ( 0 .26 ) ( 0 .24 ) ( 0 .25 )
NET ASSET VALUE
End of period $ 8 .09 $ 8 .64 $ 9 .69 $ 9 .68 $ 9 .49

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .43 ) % ( 9 .31 ) % 2 .75% 4 .52% 6 .04%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0 .52% 1 .31% 0 .80% 0 .83% 0 .84%
Net expenses after waivers/
payments by Price Associates 0 .52% 1 .31% 0 .80% 0 .82% 0 .82%
Net investment income 2 .99% 0 .65% 1 .62% 2 .32% 2 .65%
Portfolio turnover rate
(5)
171 .6% 229 .1% 126 .4% 153 .7% 139 .4%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 111 .9% 93 .1% 74 .6% 69 .5% 86 .4%
Net assets, end of period (in
thousands) $9,209 $14,228 $20,183 $45,409 $51,936
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
R Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8 .65 $ 9 .70 $ 9 .69 $ 9 .50 $ 9 .21
Investment activities
Net investment income
(1)(2)
0 .20 0 .08 0 .12 0 .20 0 .21
Net realized and unrealized gain/
loss ( 0 .53 ) ( 0 .95 ) 0 .11 0 .20 0 .31
Total from investment activities ( 0 .33 ) ( 0 .87 ) 0 .23 0 .40 0 .52
Distributions
Net investment income ( 0 .21 ) ( 0 .08 ) ( 0 .13 ) ( 0 .21 ) ( 0 .23 )
Net realized gain — ( 0 .10 ) ( 0 .09 ) — —
Total distributions ( 0 .21 ) ( 0 .18 ) ( 0 .22 ) ( 0 .21 ) ( 0 .23 )
NET ASSET VALUE
End of period $ 8 .11 $ 8 .65 $ 9 .70 $ 9 .69 $ 9 .50

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .86 ) % ( 9 .10 ) % 2 .38% 4 .19% 5 .71%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
1 .08% 1 .16% 1 .30% 1 .31% 1 .25%
Net expenses after waivers/
payments by Price Associates 1 .08% 1 .11% 1 .15% 1 .14% 1 .14%
Net investment income 2 .47% 0 .84% 1 .26% 2 .03% 2 .34%
Portfolio turnover rate
(5)
171 .6% 229 .1% 126 .4% 153 .7% 139 .4%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 111 .9% 93 .1% 74 .6% 69 .5% 86 .4%
Net assets, end of period (in
thousands) $1,012 $1,407 $2,024 $2,927 $3,808
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8 .65 $ 9 .70 $ 9 .69 $ 9 .50 $ 9 .21
Investment activities
Net investment income
(1)(2)
0 .27 0 .16 0 .20 0 .27 0 .28
Net realized and unrealized gain/
loss ( 0 .54 ) ( 0 .96 ) 0 .11 0 .20 0 .31
Total from investment activities ( 0 .27 ) ( 0 .80 ) 0 .31 0 .47 0 .59
Distributions
Net investment income ( 0 .27 ) ( 0 .15 ) ( 0 .21 ) ( 0 .28 ) ( 0 .30 )
Net realized gain — ( 0 .10 ) ( 0 .09 ) — —
Total distributions ( 0 .27 ) ( 0 .25 ) ( 0 .30 ) ( 0 .28 ) ( 0 .30 )
NET ASSET VALUE
End of period $ 8 .11 $ 8 .65 $ 9 .70 $ 9 .69 $ 9 .50

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .16 ) % ( 8 .42 ) % 3 .16% 4 .98% 6 .52%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0 .36% 0 .36% 0 .39% 0 .39% 0 .39%
Net expenses after waivers/
payments by Price Associates 0 .36% 0 .36% 0 .39% 0 .37% 0 .37%
Net investment income 3 .22% 1 .67% 2 .04% 2 .79% 3 .10%
Portfolio turnover rate
(5)
171 .6% 229 .1% 126 .4% 153 .7% 139 .4%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 111 .9% 93 .1% 74 .6% 69 .5% 86 .4%
Net assets, end of period (in
millions) $2,663 $3,015 $2,543 $3,695 $8,136
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8 .65 $ 9 .70 $ 9 .69 $ 9 .60
Investment activities
Net investment income
(2)(3)
0 .29 0 .18 0 .23 0 .06
Net realized and unrealized gain/loss ( 0 .54 ) ( 0 .94 ) 0 .12 0 .09
Total from investment activities ( 0 .25 ) ( 0 .76 ) 0 .35 0 .15
Distributions
Net investment income ( 0 .29 ) ( 0 .19 ) ( 0 .25 ) ( 0 .06 )
Net realized gain — ( 0 .10 ) ( 0 .09 ) —
Total distributions ( 0 .29 ) ( 0 .29 ) ( 0 .34 ) ( 0 .06 )
NET ASSET VALUE
End of period $ 8 .11 $ 8 .65 $ 9 .70 $ 9 .69

T. ROWE PRICE New Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
( 2 .81 ) % ( 8 .09 ) % 3 .56% 1 .60%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .32% 0 .34% 0 .38% 0 .38%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 3 .58% 1 .93% 2 .37% 3 .01%
(5)
Portfolio turnover rate
(6)
171 .6% 229 .1% 126 .4% 153 .7%
Portfolio turnover rate, excluding mortgage dollar
roll transactions 111 .9% 93 .1% 74 .6% 69 .5%
Net assets, end of period (in millions) $12,355 $13,847 $15,804 $13,684
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.9%
Car Loan 1.9%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  10,299 9,542
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,394
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 34,098
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,039
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,750 10,822
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 5,665 5,485
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,399
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,761
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  7,215 6,635
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 32,913
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 17,308
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,156
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,276
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 33,720 33,599
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,576

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,524
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 3,145 3,028
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  29,300 27,343
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,485
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 23,480 22,285
295,668
Other Asset-Backed Securities 2.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.836%, 4/15/35  (1) 16,085 15,402
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.386%, 1/21/35  (1) 22,400 22,012
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 14,750 14,743
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.306%, 4/15/35  (1) 29,195 28,391
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%, 7/15/33  (1) 9,385 9,241
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 6.40%, 7/15/36  (1) 30,055 29,351
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 14,164 11,673
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%, 7/17/34  (1) 21,235 20,630
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 27,585 25,999
Hpefs Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29  (1) 4,445 4,327

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 5,736 5,402
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 12,510 11,689
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 6.413%, 1/23/35  (1) 11,822 11,504
Invesco
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.12%, 6.38%, 7/15/34  33,910 33,043
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 5,255 5,247
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 29,100 28,773
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 6.255%, 1/20/32  (1) 49,995 49,200
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 6.39%, 7/17/35  (1) 15,105 14,784
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 5,582 5,561
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 6.27%, 7/17/29  (1) 20,350 20,185
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.368%, 4/20/35  (1) 40,630 39,735
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.921%, 4/22/35  (1) 14,150 13,731
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,111
429,734
Student Loan 0.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58  (1) 8,525 8,047
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 20,755 17,056

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35  (1) 6,772 6,472
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 15,940 13,982
45,557
Total Asset-Backed Securities
(Cost $804,398) 770,959
BANK LOANS 0.9% (2)
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Asurion, FRN
1M TSFR + 4.25%, 9.503%, 8/19/28  8,522 7,830
Asurion, FRN
1M USD LIBOR + 3.25%, 8.404%, 12/23/26  3,501 3,232
Asurion, FRN
1M USD LIBOR + 5.25%, 10.404%, 1/31/28  7,435 6,101
Asurion, FRN
1M USD LIBOR + 5.25%, 10.404%, 1/20/29  3,580 2,918
HUB International, FRN
1M TSFR + 4.00%, 9.072%, 11/10/29  703 695
HUB International, FRN
1M USD LIBOR + 3.25%, 8.414%, 4/25/25  17,752 17,627
Total Financial Institutions 38,403
INDUSTRIAL 0.7%
Aerospace/Defense 0.0%
TransDigm, FRN
1M TSFR + 3.25%, 8.148%, 2/22/27  90 89
89
Airlines 0.0%
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 10.213%, 6/21/27  2,391 2,473
2,473
Capital Goods 0.1%
Charter Next Generation, FRN
1M TSFR + 3.75%, 9.018%, 12/1/27  7,093 6,890
6,890
Communications 0.1%
Lamar Media, FRN
3M USD LIBOR + 1.50%, 6.698%, 2/6/27  14,435 14,002
14,002

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 0.1%
Delta 2, FRN
1M TSFR + 3.00%, 8.153%, 1/15/30  8,755 8,746
UFC Holdings, FRN
3M USD LIBOR + 2.75%, 8.05%, 4/29/26  11,210 11,056
19,802
Healthcare 0.0%
PetVet Care Centers, FRN
1M TSFR + 5.00%, 10.153%, 2/14/25  4,107 3,932
3,932
Leisure 0.0%
Life Time, FRN
1M TSFR + 4.75%, 9.80%, 1/15/26  655 653
653
Technology 0.4%
Applied Systems, FRN
1M TSFR + 4.50%, 9.398%, 9/18/26  21,895 21,857
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 8.753%, 12/11/28  6,085 5,451
AthenaHealth Group, FRN
1M TSFR + 3.50%, 8.598%, 2/15/29  (3) 5,661 5,322
Gen Digital, FRN
1M TSFR + 1.75%, 7.003%, 9/10/27  4,720 4,614
UKG, FRN
1M USD LIBOR + 5.25%, 10.271%, 5/3/27  5,525 5,188
UKG, FRN
3M USD LIBOR + 3.25%, 8.271%, 5/4/26  15,906 15,257
57,689
Total Industrial 105,530
Total Bank Loans
(Cost $147,783) 143,933
BOND MUTUAL FUNDS 0.0%
Trusts & Mutual Funds 0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 9.19%  (4)(5) 31 284
Total Bond Mutual Funds
(Cost $270) 284
CORPORATE BONDS 23.9%
FINANCIAL INSTITUTIONS 12.4%
Banking 8.9%
Ally Financial, 4.75%, 6/9/27  (6) 23,765 22,184
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26  (7) 16,200 16,133
Banco Santander, VR, 1.722%, 9/14/27  (7) 15,800 13,810

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31  (1)(7) 23,000 20,254
Bank of America, 4.45%, 3/3/26  11,908 11,669
Bank of America, VR, 1.734%, 7/22/27  (7) 20,116 17,853
Bank of America, VR, 1.898%, 7/23/31  (7) 70,021 55,752
Bank of America, VR, 2.299%, 7/21/32  (7) 12,708 10,104
Bank of America, VR, 2.496%, 2/13/31  (7) 22,900 19,181
Bank of America, VR, 2.592%, 4/29/31  (7) 38,880 32,642
Bank of America, VR, 3.419%, 12/20/28  (7) 22,458 20,652
Bank of America, VR, 3.559%, 4/23/27  (7) 10,705 10,171
Bank of America, VR, 4.271%, 7/23/29  (7) 37,939 36,026
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(7) 13,825 13,754
Bank of Nova Scotia, 4.85%, 2/1/30  19,050 18,607
Barclays, VR, 2.279%, 11/24/27  (7) 30,800 27,378
Barclays, VR, 2.852%, 5/7/26  (7) 17,714 16,653
Barclays, VR, 3.932%, 5/7/25  (7) 19,911 19,489
Barclays, VR, 6.224%, 5/9/34  (7) 11,650 11,767
CaixaBank, VR, 6.208%, 1/18/29  (1)(7) 18,645 18,578
Capital One Financial, 3.65%, 5/11/27  (6) 11,559 10,841
Capital One Financial, 3.75%, 3/9/27  19,858 18,643
Capital One Financial, VR, 3.273%, 3/1/30  (7) 9,245 7,875
Capital One Financial, VR, 5.247%, 7/26/30  (6)(7) 3,235 3,056
Capital One Financial, VR, 5.817%, 2/1/34  (7) 16,350 15,875
Citigroup, VR, 2.561%, 5/1/32  (7) 10,298 8,474
Citigroup, VR, 3.106%, 4/8/26  (7) 11,910 11,425
Citigroup, VR, 5.61%, 9/29/26  (7) 21,672 21,796
Citigroup, VR, 6.174%, 5/25/34  (7) 7,210 7,312
Citigroup, Series VAR, VR, 3.07%, 2/24/28  (7) 20,140 18,665
Credit Suisse, 1.25%, 8/7/26  9,630 8,234
Credit Suisse Group, 3.75%, 3/26/25  1,285 1,210
Credit Suisse Group, 4.55%, 4/17/26  3,670 3,450
Credit Suisse Group, VR, 1.305%, 2/2/27  (1)(7) 10,285 8,897
Credit Suisse Group, VR, 2.193%, 6/5/26  (1)(7) 14,635 13,245
Danske Bank, VR, 3.244%, 12/20/25  (1)(7) 21,957 20,965
Danske Bank, VR, 3.773%, 3/28/25  (1)(7) 12,760 12,484
Discover Financial Services, 4.10%, 2/9/27  9,027 8,420
Fifth Third Bancorp, 2.375%, 1/28/25  3,260 3,032
Fifth Third Bancorp, 2.55%, 5/5/27  1,950 1,701
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (6)(7) 3,235 3,010
Fifth Third Bancorp, VR, 6.361%, 10/27/28  (7) 2,780 2,791
Fifth Third Bank, 2.25%, 2/1/27  830 727
Fifth Third Bank, 3.85%, 3/15/26  2,345 2,127
Fifth Third Bank, 3.95%, 7/28/25  (6) 1,630 1,531
Fifth Third Bank, VR, 5.852%, 10/27/25  (7) 5,950 5,816
Goldman Sachs Group, 3.50%, 11/16/26  6,050 5,736
Goldman Sachs Group, VR, 1.542%, 9/10/27  (7) 31,264 27,538
Goldman Sachs Group, VR, 2.383%, 7/21/32  (7) 17,287 13,912

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 3.615%, 3/15/28  (7) 19,610 18,488
Goldman Sachs Group, VR, 4.482%, 8/23/28  (7) 22,105 21,462
HSBC Holdings, VR, 1.645%, 4/18/26  (7) 4,115 3,802
HSBC Holdings, VR, 4.292%, 9/12/26  (7) 2,175 2,102
HSBC Holdings, VR, 4.755%, 6/9/28  (7) 31,555 30,612
HSBC Holdings, VR, 5.21%, 8/11/28  (7) 16,945 16,723
HSBC Holdings, VR, 6.254%, 3/9/34  (7) 26,500 27,239
Huntington Bancshares, 2.625%, 8/6/24  4,395 4,122
Huntington Bancshares, 4.00%, 5/15/25  8,718 8,179
Huntington National Bank, VR, 5.699%, 11/18/25  (7) 3,130 2,980
ING Groep, VR, 1.726%, 4/1/27  (7) 3,807 3,412
Intesa Sanpaolo, VR, 4.198%, 6/1/32  (1)(7) 4,155 3,142
JPMorgan Chase, VR, 1.578%, 4/22/27  (7) 26,203 23,449
JPMorgan Chase, VR, 1.764%, 11/19/31  (7) 41,300 32,486
JPMorgan Chase, VR, 2.182%, 6/1/28  (7) 32,197 28,676
JPMorgan Chase, VR, 2.522%, 4/22/31  (7) 4,275 3,622
JPMorgan Chase, VR, 2.739%, 10/15/30  (7) 11,998 10,378
JPMorgan Chase, VR, 2.956%, 5/13/31  (7) 33,858 28,967
KBC Group, VR, 5.796%, 1/19/29  (1)(7) 23,420 23,604
Morgan Stanley, VR, 1.512%, 7/20/27  (7) 21,500 19,172
Morgan Stanley, VR, 1.593%, 5/4/27  (7) 13,695 12,307
Morgan Stanley, VR, 3.217%, 4/22/42  (7) 5,725 4,290
Morgan Stanley, VR, 5.123%, 2/1/29  (7) 24,810 24,588
Nationwide Building Society, VR, 2.972%, 2/16/28  (1)(7) 8,705 7,886
NatWest Group, VR, 7.472%, 11/10/26  (7) 8,785 9,120
Nordea Bank, 5.375%, 9/22/27  (1) 12,665 12,634
PNC Financial Services Group, 2.55%, 1/22/30  3,650 3,087
PNC Financial Services Group, VR, 6.037%, 10/28/33  (7) 17,380 17,956
Santander Holdings USA, VR, 2.49%, 1/6/28  (7) 6,610 5,784
Santander Holdings USA, VR, 6.499%, 3/9/29  (7) 8,240 8,354
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (7) 48,133 43,102
Standard Chartered, VR, 1.456%, 1/14/27  (1)(7) 10,354 9,193
Standard Chartered, VR, 2.608%, 1/12/28  (1)(7) 17,245 15,377
Standard Chartered, VR, 2.819%, 1/30/26  (1)(7) 16,707 15,766
Standard Chartered, VR, 3.971%, 3/30/26  (1)(7) 10,485 10,075
Standard Chartered, VR, 4.644%, 4/1/31  (1)(7) 10,801 10,039
Truist Financial, VR, 4.123%, 6/6/28  (7) 19,620 18,589
U.S. Bancorp, VR, 4.839%, 2/1/34  (6)(7) 8,925 8,389
UBS Group, VR, 1.364%, 1/30/27  (1)(7) 14,633 12,931
UBS Group, VR, 2.746%, 2/11/33  (1)(7) 7,079 5,588
UBS Group, VR, 4.751%, 5/12/28  (1)(7) 4,085 3,910
UBS Group, VR, 5.711%, 1/12/27  (1)(6)(7) 4,035 4,004
UBS Group, VR, 5.959%, 1/12/34  (1)(6)(7) 12,525 12,608
Wells Fargo, 4.30%, 7/22/27  11,645 11,194
Wells Fargo, VR, 2.393%, 6/2/28  (7) 31,245 27,919
Wells Fargo, VR, 2.572%, 2/11/31  (7) 52,585 44,231

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 2.879%, 10/30/30  (7) 53,562 46,283
Wells Fargo, VR, 4.478%, 4/4/31  (6)(7) 15,936 15,150
1,414,416
Brokerage Asset Managers Exchanges 0.4%
Intercontinental Exchange, 4.35%, 6/15/29  17,650 17,375
LSEGA Financing, 2.00%, 4/6/28  (1) 41,724 35,954
LSEGA Financing, 2.50%, 4/6/31  (1)(6) 14,998 12,647
LSEGA Financing, 3.20%, 4/6/41  (1) 6,705 4,992
70,968
Finance Companies 0.4%
AerCap Ireland Capital, 2.45%, 10/29/26  18,080 16,086
AerCap Ireland Capital, 3.50%, 1/15/25  3,935 3,764
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 28,747
AerCap Ireland Capital, 6.50%, 7/15/25  4,365 4,393
Navient, 9.375%, 7/25/30  1,215 1,166
OneMain Finance, 7.125%, 3/15/26  (6) 3,450 3,299
57,455
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28  (1) 4,795 4,255
4,255
Insurance 1.8%
Alliant Holdings Intermediate, 6.75%, 4/15/28  (1) 11,570 11,324
AmWINS Group, 4.875%, 6/30/29  (1) 5,245 4,681
Aon, 2.80%, 5/15/30  3,635 3,168
Berkshire Hathaway Finance, 2.50%, 1/15/51  21,995 14,062
Berkshire Hathaway Finance, 2.85%, 10/15/50  7,005 4,818
Berkshire Hathaway Finance, 3.85%, 3/15/52  6,960 5,666
Centene, 2.50%, 3/1/31  8,930 7,133
Centene, 3.00%, 10/15/30  8,035 6,689
Centene, 3.375%, 2/15/30  9,155 7,873
Centene, 4.625%, 12/15/29  24,625 22,778
CNO Financial Group, 5.25%, 5/30/25  9,438 9,344
Corebridge Financial, 3.90%, 4/5/32  (6) 3,540 3,062
Elevance Health, 5.125%, 2/15/53  8,085 7,751
Equitable Holdings, 4.35%, 4/20/28  36,732 34,678
Humana, 3.95%, 3/15/27  6,075 5,859
Humana, 4.875%, 4/1/30  15,220 14,968
Humana, 5.50%, 3/15/53  6,950 6,821
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (1)(6) 3,745 3,740
Marsh & McLennan, 2.25%, 11/15/30  8,918 7,428
Metropolitan Life Global Funding I, 5.15%, 3/28/33  (1) 9,035 9,016
Molina Healthcare, 4.375%, 6/15/28  (1) 2,820 2,580
UnitedHealth Group, 4.50%, 4/15/33  15,605 15,317
UnitedHealth Group, 5.05%, 4/15/53  46,920 46,083
UnitedHealth Group, 5.875%, 2/15/53  27,690 30,304
285,143

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 24,491
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 27,988
Brixmor Operating Partnership, 4.05%, 7/1/30  3,745 3,375
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 52,281
Essex Portfolio, 1.65%, 1/15/31  (6) 10,099 7,740
Essex Portfolio, 3.625%, 5/1/27  5,006 4,700
Realty Income, 3.95%, 8/15/27  10,020 9,581
Regency Centers, 4.125%, 3/15/28  9,817 9,216
139,372
Total Financial Institutions 1,971,609
INDUSTRIAL 9.8%
Basic Industry 0.4%
Avient, 7.125%, 8/1/30  (1) 2,840 2,868
Celanese U.S. Holdings, 6.05%, 3/15/25  16,560 16,630
Celanese U.S. Holdings, 6.165%, 7/15/27  11,105 11,172
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  13,972 12,926
Ecolab, 4.80%, 3/24/30  (6) 1,388 1,397
Methanex, 5.125%, 10/15/27  4,980 4,619
Sherwin-Williams, 2.95%, 8/15/29  1,670 1,481
Westlake, 1.625%, 7/17/29 (EUR)  11,421 10,204
Yara International, 4.75%, 6/1/28  (1) 7,790 7,326
68,623
Capital Goods 0.2%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (1) 3,875 3,798
Ball, 6.00%, 6/15/29  4,700 4,688
Ball, 6.875%, 3/15/28  (6) 3,015 3,079
Emerald Debt Merger Sub, 6.625%, 12/15/30  (1) 4,775 4,733
Ritchie Bros Holdings, 6.75%, 3/15/28  (1) 755 764
Ritchie Bros Holdings, 7.75%, 3/15/31  (1)(6) 510 531
Sealed Air, 5.00%, 4/15/29  (1)(6) 3,050 2,829
Sealed Air, 6.125%, 2/1/28  (1) 745 738
TransDigm, 6.75%, 8/15/28  (1) 3,100 3,100
24,260
Communications 2.2%
Altice France, 5.50%, 1/15/28  (1) 6,485 4,929
AT&T, 3.50%, 9/15/53  (6) 42,025 29,186
CCO Holdings, 6.375%, 9/1/29  (1)(6) 8,250 7,672
CCO Holdings, 7.375%, 3/1/31  (1) 940 898
Charter Communications Operating, 2.25%, 1/15/29  12,175 10,086
Charter Communications Operating, 5.125%, 7/1/49  7,698 5,880
Charter Communications Operating, 6.484%, 10/23/45  5,555 5,027
Comcast, 3.25%, 11/1/39  22,623 17,791
Crown Castle Towers, 3.663%, 5/15/25  (1) 50,986 48,610
DISH Network, 11.75%, 11/15/27  (1) 3,210 3,073

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Lamar Media, 4.875%, 1/15/29  (6) 3,080 2,849
Meta Platforms, 5.60%, 5/15/53  25,215 25,156
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,271
Rogers Communications, 3.20%, 3/15/27  (1) 6,654 6,184
Rogers Communications, 3.80%, 3/15/32  (1) 10,375 9,126
Rogers Communications, 4.35%, 5/1/49  1,365 1,060
Rogers Communications, 4.55%, 3/15/52  (1) 46,513 36,914
SBA Tower Trust, 1.84%, 4/15/27  (1) 21,685 18,831
SBA Tower Trust, 2.593%, 10/15/31  (1) 17,515 13,983
Sirius XM Radio, 4.00%, 7/15/28  (1) 4,295 3,586
Sprint Capital, 6.875%, 11/15/28  (6) 2,675 2,859
T-Mobile USA, 5.75%, 1/15/54  15,785 16,029
Verizon Communications, 2.55%, 3/21/31  10,940 9,155
Verizon Communications, 2.65%, 11/20/40  37,223 25,390
Verizon Communications, 3.55%, 3/22/51  20,130 14,611
Vodafone Group, 4.875%, 6/19/49  3,886 3,346
Warnermedia Holdings, 3.755%, 3/15/27  20,840 19,497
349,999
Consumer Cyclical 1.5%
Bath & Body Works, 6.625%, 10/1/30  (1) 10,110 9,642
Caesars Entertainment, 7.00%, 2/15/30  (1) 4,045 4,040
Carnival, 9.875%, 8/1/27  (1) 3,445 3,548
Carnival, 10.50%, 6/1/30  (1)(6) 3,360 3,360
Cedar Fair, 5.375%, 4/15/27  (6) 3,010 2,860
Churchill Downs, 6.75%, 5/1/31  (1) 1,410 1,391
Clarios Global, 6.25%, 5/15/26  (1) 2,905 2,861
Clarios Global, 6.75%, 5/15/28  (1)(6) 6,397 6,397
Daimler Truck Finance North America, 5.125%, 1/19/28  (1)(6) 3,425 3,414
Ford Motor, 6.10%, 8/19/32  (6) 9,230 8,613
Ford Motor, 9.625%, 4/22/30  5,500 6,269
Ford Motor Credit, 4.95%, 5/28/27  5,185 4,842
Ford Motor Credit, 6.95%, 3/6/26  960 959
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,270
Ford Motor Credit, 7.35%, 3/6/30  2,780 2,791
General Motors, 4.20%, 10/1/27  (6) 2,660 2,536
General Motors Financial, 4.00%, 10/6/26  5,045 4,811
General Motors Financial, 4.30%, 7/13/25  5,571 5,429
GLP Capital, 3.35%, 9/1/24  6,162 5,944
Goodyear Tire & Rubber, 5.00%, 7/15/29  (6) 4,220 3,788
Hyundai Capital America, 1.80%, 10/15/25  (1) 11,183 10,256
Hyundai Capital America, 5.50%, 3/30/26  (1) 5,220 5,222
Hyundai Capital America, 5.60%, 3/30/28  (1) 13,520 13,555
Las Vegas Sands, 3.50%, 8/18/26  10,677 9,899
Life Time, 5.75%, 1/15/26  (1) 4,810 4,666
Lowe's, 4.25%, 4/1/52  10,088 8,047
Lowe's, 5.625%, 4/15/53  (6) 5,880 5,720

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Lowe's, 5.75%, 7/1/53  5,750 5,697
Marriott International, 4.90%, 4/15/29  3,800 3,722
Marriott International, 5.00%, 10/15/27  (6) 12,905 12,924
Match Group Holdings II, 5.00%, 12/15/27  (1)(6) 4,992 4,705
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 5,960 5,027
Ross Stores, 1.875%, 4/15/31  20,720 16,465
Royal Caribbean Cruises, 8.25%, 1/15/29  (1) 4,440 4,673
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 1,490 1,617
Volkswagen Group of America Finance, 1.625%, 11/24/27  (1) 5,040 4,355
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 15,868 14,851
Volkswagen Group of America Finance, 4.75%, 11/13/28  (1) 17,180 16,850
Yum! Brands, 5.375%, 4/1/32  4,970 4,709
ZF North America Capital, 6.875%, 4/14/28  (1) 505 505
ZF North America Capital, 7.125%, 4/14/30  (1) 1,105 1,111
239,341
Consumer Non-Cyclical 2.8%
AbbVie, 3.20%, 11/21/29  18,145 16,416
AbbVie, 4.05%, 11/21/39  12,709 10,907
AbbVie, 4.25%, 11/21/49  13,924 11,796
AbbVie, 4.70%, 5/14/45  27,592 24,793
AbbVie, 4.875%, 11/14/48  27,641 25,564
Amgen, 4.875%, 3/1/53  16,295 14,803
Amgen, 5.25%, 3/2/30  7,945 8,009
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  18,140 16,362
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  21,865 22,876
Avantor Funding, 4.625%, 7/15/28  (1) 3,120 2,882
BAT Capital, 3.557%, 8/15/27  5,067 4,637
BAT International Finance, 1.668%, 3/25/26  9,605 8,627
Becton Dickinson & Company, 2.823%, 5/20/30  10,263 8,989
Becton Dickinson & Company, 3.70%, 6/6/27  16,274 15,610
Catalent Pharma Solutions, 5.00%, 7/15/27  (1)(6) 1,150 1,044
Charles River Laboratories International, 4.25%, 5/1/28  (1) 3,465 3,145
CSL Finance, 4.05%, 4/27/29  (1) 9,480 9,084
CVS Health, 3.25%, 8/15/29  3,360 3,031
CVS Health, 5.05%, 3/25/48  36,669 33,145
CVS Health, 5.625%, 2/21/53  16,020 15,624
CVS Health, 5.875%, 6/1/53  8,560 8,620
Darling Ingredients, 6.00%, 6/15/30  (1) 5,145 5,061
Hasbro, 3.55%, 11/19/26  11,507 10,790
HCA, 3.125%, 3/15/27  (1) 8,360 7,745
HCA, 3.375%, 3/15/29  (1) 9,695 8,699
HCA, 3.50%, 9/1/30  13,940 12,285
HCA, 5.375%, 9/1/26  6,529 6,496
HCA, 5.875%, 2/15/26  6,375 6,391
IQVIA, 6.50%, 5/15/30  (1)(6) 435 440
Merck, 5.00%, 5/17/53  10,660 10,678

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Mondelez International, 2.75%, 4/13/30  4,464 3,931
Pfizer Investment Enterprises, 4.75%, 5/19/33  10,395 10,442
Pfizer Investment Enterprises, 5.30%, 5/19/53  10,120 10,388
Philip Morris International, 5.125%, 2/15/30  10,390 10,278
Revvity, 1.90%, 9/15/28  13,950 11,868
Revvity, 2.25%, 9/15/31  7,580 6,066
Revvity, 3.30%, 9/15/29  9,984 8,860
Reynolds American, 4.45%, 6/12/25  7,975 7,801
Tenet Healthcare, 6.125%, 6/15/30  (1) 3,370 3,252
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  460 472
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  (6) 3,100 3,216
Utah Acquisition Sub, 3.95%, 6/15/26  39,035 37,113
448,236
Energy 2.2%
Aker BP, 2.875%, 1/15/26  (1) 3,892 3,642
Boardwalk Pipelines, 3.40%, 2/15/31  15,531 13,343
Boardwalk Pipelines, 4.45%, 7/15/27  28,589 27,515
Boardwalk Pipelines, 5.95%, 6/1/26  11,000 11,125
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,741 6,674
Cheniere Energy, 4.625%, 10/15/28  10,765 10,092
Chesapeake Energy, 6.75%, 4/15/29  (1) 2,050 2,001
Energy Transfer, 2.90%, 5/15/25  8,447 8,029
Eni, Series X-R, 4.75%, 9/12/28  (1) 25,849 25,471
Enterprise Products Operating, 3.20%, 2/15/52  10,729 7,297
Kinetik Holdings, 5.875%, 6/15/30  (1) 2,861 2,709
NuStar Logistics, 6.00%, 6/1/26  3,044 2,945
Occidental Petroleum, 6.20%, 3/15/40  3,595 3,510
Occidental Petroleum, 6.45%, 9/15/36  3,005 3,050
Occidental Petroleum, 8.50%, 7/15/27  (6) 5,135 5,623
Occidental Petroleum, 8.875%, 7/15/30  12,920 14,826
Pioneer Natural Resources, 5.10%, 3/29/26  5,715 5,718
Sabine Pass Liquefaction, 5.00%, 3/15/27  40,697 40,225
Tallgrass Energy Partners, 7.50%, 10/1/25  (1) 1,290 1,288
Targa Resources Partners, 5.50%, 3/1/30  5,557 5,321
Targa Resources Partners, 6.875%, 1/15/29  6,175 6,250
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  2,806 2,342
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1) 2,855 2,334
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (1) 4,440 4,407
Venture Global LNG, 8.125%, 6/1/28  (1) 7,730 7,759
Venture Global LNG, 8.375%, 6/1/31  (1)(6) 20,960 21,039
Williams, 2.60%, 3/15/31  29,160 24,022
Williams, 3.75%, 6/15/27  7,096 6,758
Woodside Finance, 3.70%, 9/15/26  (1) 38,659 36,774
Woodside Finance, 3.70%, 3/15/28  (1) 31,338 29,066
341,155

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 0.4%
Central Parent, 7.25%, 6/15/29  (1) 2,855 2,791
Entegris Escrow, 5.95%, 6/15/30  (1) 6,830 6,583
Equifax, 5.10%, 12/15/27  11,795 11,781
Gen Digital, 6.75%, 9/30/27  (1)(6) 1,420 1,418
Gen Digital, 7.125%, 9/30/30  (1)(6) 1,130 1,127
Micron Technology, 4.185%, 2/15/27  6,615 6,359
Micron Technology, 5.875%, 9/15/33  11,915 11,736
Micron Technology, 6.75%, 11/1/29  7,780 8,101
Oracle, 5.55%, 2/6/53  14,950 13,981
Sensata Technologies, 5.875%, 9/1/30  (1) 2,820 2,728
Workday, 3.70%, 4/1/29  3,910 3,625
70,230
Transportation 0.1%
American Airlines, 5.50%, 4/20/26  (1) 3,535 3,469
American Airlines, 5.75%, 4/20/29  (1) 3,535 3,376
American Airlines, 11.75%, 7/15/25  (1) 2,980 3,263
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 7,652 7,642
17,750
Total Industrial 1,559,594
UTILITY 1.7%
Electric 1.6%
Baltimore Gas & Electric, 5.40%, 6/1/53  7,660 7,647
Duke Energy, 5.00%, 8/15/52  16,275 14,476
Duke Energy Indiana, 5.40%, 4/1/53  6,330 6,257
Edison International, 4.95%, 4/15/25  1,306 1,288
EDP Finance, 6.30%, 10/11/27  (1) 5,865 6,106
Enel Finance International, 1.875%, 7/12/28  (1)(6) 18,162 15,299
Georgia Power, 4.95%, 5/17/33  16,755 16,530
Indiana Michigan Power, 5.625%, 4/1/53  1,405 1,438
NextEra Energy Capital Holdings, 2.44%, 1/15/32  15,015 12,163
NextEra Energy Capital Holdings, 3.00%, 1/15/52  14,640 9,551
NextEra Energy Capital Holdings, 5.00%, 7/15/32  3,010 2,966
NextEra Energy Capital Holdings, 5.25%, 2/28/53  6,560 6,166
NRG Energy, 4.45%, 6/15/29  (1) 9,592 8,465
Pacific Gas & Electric, 2.10%, 8/1/27  10,318 8,896
Pacific Gas & Electric, 2.50%, 2/1/31  20,828 16,385
Pacific Gas & Electric, 3.95%, 12/1/47  10,551 7,055
Pacific Gas & Electric, 4.55%, 7/1/30  13,652 12,356
Pacific Gas & Electric, 6.70%, 4/1/53  5,525 5,360
Public Service Company of Colorado, 5.25%, 4/1/53  9,330 9,180
Southern California Edison, 5.70%, 3/1/53  8,250 8,173
Southern California Edison, Series D, 4.70%, 6/1/27  12,650 12,519
Talen Energy Supply, 8.625%, 6/1/30  (1) 1,565 1,596
Vistra, VR, 8.00%  (1)(7)(8) 11,320 10,556

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 3.55%, 7/15/24  (1) 34,806 33,631
Vistra Operations, 4.375%, 5/1/29  (1) 5,145 4,489
Vistra Operations, 5.125%, 5/13/25  (1) 17,905 17,436
255,984
Natural Gas 0.1%
NiSource, 5.25%, 3/30/28  3,295 3,311
Sempra Energy, 3.70%, 4/1/29  5,155 4,719
8,030
Total Utility 264,014
Total Corporate Bonds
(Cost $4,121,369) 3,795,217
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Sovereign 0.1%
Republic of Panama, 6.40%, 2/14/35  3,050 3,199
Republic of Panama, 6.853%, 3/28/54  5,010 5,150
United Mexican States, 6.338%, 5/4/53  15,540 15,622
Total Foreign Government Obligations & Municipalities
(Cost $23,659) 23,971
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.0%
Collateralized Mortgage Obligations 1.9%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 8,478 6,983
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56  (1) 10,146 8,738
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51  (1) 7,772 6,296
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 1,998 1,856
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 6.138%, 2/25/30  349 348
Connecticut Avenue Securities
Series 2021-R03, Class 1M2, CMO, ARM
SOFR30A + 1.65%, 6.623%, 12/25/41  (1) 11,825 11,459
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 6.873%, 12/25/41  (1) 19,620 19,098

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 7.073%, 3/25/42  (1) 20,051 20,148
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.973%, 3/25/42  (1) 13,323 13,379
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 7.931%, 6/25/42  (1) 4,694 4,790
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 7.381%, 12/25/42  (1) 18,590 18,721
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.273%, 1/25/43  (1) 20,861 20,994
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 6,658 5,781
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48  (1) 883 850
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.87%, 3/25/50  (1) 3,833 3,548
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51  (1) 9,984 7,763
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51  (1) 9,128 7,097
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 1,220 1,103
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 845 762
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58  (1) 1,819 1,706
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.869%, 7/25/44  (1) 408 403
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.929%, 10/25/50  (1) 17,047 14,449
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56  (1) 12,637 10,197

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50  (1) 5,060 4,421
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 5.85%, 8/25/50  (1) 2,502 2,357
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50  (1) 4,231 3,770
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50  (1) 463 442
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50  (1) 1,146 1,094
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51  (1) 6,158 4,795
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 11,456 8,922
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 993 927
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49  (1) 2,688 2,509
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 7,016 6,233
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 799 723
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 3,242 3,030
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48  (1) 707 682
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48  (1) 231 228
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 637 614
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.273%, 8/25/33  (1) 8,982 8,959

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.973%, 4/25/42  (1) 15,368 15,442
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM
1M USD LIBOR + 1.00%, 6.138%, 10/25/59  (1) 4,030 3,982
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 2,209 2,118
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59  (1) 3,542 3,410
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59  (1) 4,230 4,060
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60  (1) 2,371 2,221
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60  (1) 7,815 7,448
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 765 742
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67  (1) 5,786 5,190
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65  (1) 17,346 16,241
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65  (1) 2,215 1,963
298,992
Commercial Mortgage-Backed Securities 2.1%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 6.357%, 9/15/32  (1) 6,970 6,864
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.112%, 7/5/40  (1) 39,170 35,815
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 5.958%, 9/15/34  (1) 35,456 35,159
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,440

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.333%, 11/15/34  (1) 10,230 5,073
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.20%, 6/15/27  (1) 8,275 8,226
BX Trust
Series 2021-ARIA, Class B, ARM
1M USD LIBOR + 1.297%, 6.404%, 10/15/36  (1) 6,815 6,550
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class B, ARM
1M TSFR + 2.092%, 7.152%, 3/15/35  (1) 16,730 16,374
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 7,746
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.518%, 5/10/35  (1) 14,725 12,737
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72  (1) 12,000 8,055
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41  (1) 8,370 6,717
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41  (1) 5,500 4,198
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 6.407%, 11/15/37  (1) 11,083 10,847
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35  (1) 23,679 21,214
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,357
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33  (1) 9,825 8,828
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33  (1) 7,620 6,690
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33  (1) 11,395 9,777
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M USD LIBOR + 1.40%, 6.507%, 10/15/38  (1) 7,283 7,155

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,495
SMRT
Series 2022-MINI, Class C, ARM
1M TSFR + 1.55%, 6.61%, 1/15/39  (1) 2,930 2,792
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,446
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35  (1) 8,849 7,729
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 5,846
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,075
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  10,000 9,109
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.501%, 9/15/31  (1) 26,355 23,661
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36  (1) 24,455 21,003
331,978
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $700,935) 630,970
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 33.8%
U.S. Government Agency Obligations 26.8%
Federal Home Loan Mortgage
2.50%, 5/1/30  5,288 4,965
3.00%, 12/1/42 - 4/1/47  16,401 14,936
3.50%, 9/1/42 - 3/1/46  77,520 73,008
4.00%, 10/1/40 - 8/1/45  8,302 8,021
4.50%, 6/1/39 - 5/1/42  12,743 12,679
5.00%, 7/1/25 - 8/1/40  3,473 3,504
5.50%, 4/1/26 - 12/1/39  3,411 3,514
6.00%, 10/1/32 - 8/1/38  2,210 2,291
6.50%, 4/1/24 - 9/1/39  839 866
7.00%, 2/1/24 - 6/1/32  20 20
7.50%, 5/1/24 - 6/1/24  — —

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  20 19
12M USD LIBOR + 1.823%, 4.072%, 3/1/36  88 87
12M USD LIBOR + 1.828%, 4.202%, 2/1/37  106 104
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  126 123
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  80 79
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  115 113
1Y CMT + 2.25%, 3.928%, 10/1/36  50 51
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  11,938 2,177
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  6 5
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  5,214 4,555
2.00%, 12/1/36 - 5/1/52  313,191 260,517
2.50%, 4/1/37 - 9/1/52  354,056 305,646
3.00%, 1/1/33 - 8/1/52  132,484 119,878
3.50%, 6/1/47 - 11/1/52  40,395 37,724
4.00%, 6/1/37 - 2/1/50  30,644 29,440
4.50%, 9/1/37 - 11/1/52  19,304 18,755
5.00%, 8/1/52 - 11/1/52  16,087 15,858
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  6,261 5,690
3.50%, 6/1/42 - 5/1/46  46,625 43,649
4.00%, 11/1/40  8,230 7,877
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  66 65
12M USD LIBOR + 1.601%, 3.856%, 7/1/36  232 233
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  48 47
12M USD LIBOR + 1.869%, 4.119%, 8/1/36  121 119
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  24 4
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  101,656 87,529
2.00%, 11/1/35 - 7/1/52  736,297 611,343
2.50%, 5/1/30 - 9/1/52  446,551 388,036
3.00%, 6/1/27 - 7/1/52  365,906 333,455
3.50%, 11/1/32 - 3/1/52  139,147 130,558
4.00%, 7/1/35 - 9/1/52  173,442 166,845
4.50%, 7/1/39 - 7/1/52  111,539 109,880
5.00%, 3/1/25 - 10/1/52  53,447 53,677
5.50%, 9/1/23 - 9/1/41  18,137 18,637
6.00%, 11/1/32 - 2/1/53  100,384 102,803
6.50%, 8/1/27 - 3/1/41  8,437 8,813
7.00%, 10/1/29 - 4/1/37  100 100
UMBS, TBA  (9)
2.00%, 6/1/38 - 6/1/53  535,220 449,747
2.50%, 6/1/53  294,515 251,770
3.00%, 6/1/53  142,065 126,091

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 6/1/53  110,885 101,871
4.00%, 6/1/53  96,135 90,818
4.50%, 6/1/53  64,135 62,119
5.00%, 6/1/53  48,795 48,066
5.50%, 6/1/53  74,115 74,069
6.50%, 6/1/53  57,020 58,365
4,251,211
U.S. Government Obligations 7.0%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  18,018 15,653
2.00%, 3/20/51 - 3/20/52  233,412 198,162
2.50%, 8/20/50 - 3/20/52  238,563 208,791
3.00%, 9/15/42 - 6/20/52  207,067 187,774
3.50%, 9/15/41 - 10/20/49  138,716 130,668
4.00%, 2/20/41 - 10/20/52  104,556 100,205
4.50%, 7/15/26 - 10/20/52  67,322 66,133
5.00%, 9/15/33 - 6/20/48  39,304 39,796
5.50%, 10/20/32 - 3/20/49  17,098 17,479
6.00%, 1/20/34 - 12/20/38  2,120 2,224
6.50%, 1/15/26 - 12/15/31  42 43
7.00%, 12/20/23 - 1/20/53  13,318 13,668
7.50%, 7/15/28 - 8/15/28  41 42
8.00%, 9/15/27 - 10/15/27  99 100
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  3,100 2,874
3.50%, 10/20/50  9,510 8,101
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  3,003 464
4.00%, 2/20/43  2,150 276
Government National Mortgage Assn., TBA  (9)
5.50%, 6/20/53  105,585 105,519
6.50%, 7/20/53  7,670 7,798
1,105,770
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $5,675,124) 5,356,981
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 28.6%
U.S. Treasury Obligations 28.6%
U.S. Treasury Bonds, 3.00%, 8/15/52  344,530 292,958
U.S. Treasury Bonds, 3.375%, 8/15/42  437,190 399,414
U.S. Treasury Bonds, 3.625%, 2/15/53  304,045 292,121
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 156,893
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 305,146

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.00%, 11/15/52  306,140 314,846
U.S. Treasury Notes, 1.50%, 1/31/27  342,590 314,219
U.S. Treasury Notes, 2.25%, 1/31/24  385,690 377,976
U.S. Treasury Notes, 3.75%, 4/15/26  230,770 228,751
U.S. Treasury Notes, 3.875%, 1/15/26  (10) 348,510 346,114
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 213,127
U.S. Treasury Notes, 3.875%, 11/30/29  115,930 116,763
U.S. Treasury Notes, 4.00%, 12/15/25  630,415 627,854
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 230,684
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,951
U.S. Treasury Notes, 4.125%, 11/15/32  298,680 309,741
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $4,584,857) 4,534,558
SHORT-TERM INVESTMENTS 12.2%
Money Market Funds 12.2%
T. Rowe Price Government Reserve Fund, 5.11%  (4)(11) 1,929,713 1,929,713
Total Short-Term Investments
(Cost $1,929,713) 1,929,713
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.11%  (4)(11) 9,080 9,080
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 9,080
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.11%  (4)(11) 80,120 80,120
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 80,120
Total Securities Lending Collateral
(Cost $89,200) 89,200

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD /JPY Put, 7/6/23 @
JPY127.00  (12) 1 239,030 148
Total Options Purchased (Cost $3,538) 148
Total Investments in Securities
109.0% of Net Assets
(Cost $18,080,846) $ 17,275,934
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,016,121 and represents 12.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at May 31, 2023, was $619 and was valued at $582 (0.0% of net assets).
(4) Affiliated Companies
(5) SEC 30-day yield
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,376,233 and represents 8.7% of net assets.
(10) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
OTC Over-the-counter
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 5,778 17 47 (30)
Total Bilateral Credit Default Swaps, Protection Sold 47 (30)
Total Bilateral Swaps 47 (30)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 * 153,650 3,197 2,855 342
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 * 711,113 9,420 6,788 2,632
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 3,767 (20) (58) 38
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 77,535 524 (712) 1,236

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 93,545 (432) (1,719) 1,287
Total Centrally Cleared Credit Default Swaps,
Protection Sold 5,535
Total Centrally Cleared Swaps 5,535
Net payments (receipts) of variation margin to date (6,264)
Variation margin receivable (payable) on centrally cleared swaps $ (729)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1,391.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/21/23 CAD 105,045 USD 78,517 $ (1,042)
Bank of America 8/25/23 GBP 47,602 USD 59,674 (370)
BNP Paribas 7/14/23 DKK 796,410 USD 117,768 (3,107)
BNP Paribas 7/14/23 USD 117,921 DKK 796,410 3,261
BNP Paribas 8/25/23 USD 15,588 EUR 14,242 289
Citibank 8/18/23 PLN 499,135 USD 119,433 (2,080)
Citibank 8/18/23 USD 118,924 PLN 499,135 1,570
Goldman Sachs 8/25/23 USD 118,868 GBP 95,205 259
RBC Dominion Securities 7/21/23 CAD 106,435 USD 79,939 (1,439)
RBC Dominion Securities 7/21/23 USD 156,284 CAD 211,480 309
State Street 8/25/23 GBP 47,602 USD 59,775 (471)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,821)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 410 Government of Japan ten year bond
contracts 6/23 (437,294) $ (3,263)
Long, 20,756 U.S. Treasury Notes five year contracts 9/23 2,264,025 (693)
Long, 6,698 U.S. Treasury Notes ten year contracts 9/23 766,712 1,822
Short, 6,112 Ultra U.S. Treasury Bonds contracts 9/23 (836,580) (13,667)
Long, 8,993 Ultra U.S. Treasury Notes ten year
contracts 9/23 1,083,235 9,428
Net payments (receipts) of variation margin to date 12,077
Variation margin receivable (payable) on open futures contracts $ 5,704

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 9.19%  $ (9,170) $ 5,447 $ 6,825
T. Rowe Price Government Reserve Fund, 5.11% — — 30,290++
Affiliates not held at period end (3,052) 42 1,488
Totals $ (12,222)# $ 5,489 $ 38,603+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
9.19%  $ 294,292 $ 6,877 $ 306,332 $ 284
T. Rowe Price Institutional High
Yield Fund - Z Class  47,190 1,278 48,510 —
T. Rowe Price Government
Reserve Fund, 5.11% 1,529,312   ¤   ¤ 2,018,913
Total $ 2,019,197^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $38,603 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,019,183.

T. ROWE PRICE New Income Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,080,846) $ 17,275,934
Receivable for investment securities sold 252,695
Interest receivable 97,147
Cash 13,365
Variation margin receivable on futures contracts 5,704
Unrealized gain on forward currency exchange contracts 5,688
Due from affiliates 3,206
Receivable for shares sold 2,263
Foreign currency (cost $189) 189
Bilateral swap premiums paid 47
Other assets 93
Total assets 17,656,331
Liabilities
Payable for investment securities purchased 1,696,264
Obligation to return securities lending collateral 89,200
Unrealized loss on forward currency exchange contracts 8,509
Payable for shares redeemed 8,151
Investment management fees payable 4,199
Variation margin payable on centrally cleared swaps 729
Unrealized loss on bilateral swaps 30
Payable to directors 8
Other liabilities 1,720
Total liabilities 1,808,810
NET ASSETS $ 15,847,521

T. ROWE PRICE New Income Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,866,593)
Paid-in capital applicable to 1,953,975,155 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 18,714,114
NET ASSETS $ 15,847,521
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $818,504; Shares outstanding: 100,880,453) $ 8.11
Advisor Class
(Net assets: $9,209; Shares outstanding: 1,137,751) $ 8.09
R Class
(Net assets: $1,012; Shares outstanding: 124,690) $ 8.11
I Class
(Net assets: $2,663,317; Shares outstanding: 328,417,478) $ 8.11
Z Class
(Net assets: $12,355,479; Shares outstanding:
1,523,414,783) $ 8.11

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 528,617
Dividend 38,603
Securities lending 1,266
Other 8
Total income 568,494
Expenses
Investment management 50,289
Shareholder servicing
Investor Class $ 1,825
Advisor Class 29
R Class 4
I Class 965 2,823
Rule 12b-1 fees
Advisor Class 28
R Class 6 34
Prospectus and shareholder reports
Investor Class 37
Advisor Class 1
I Class 2
Z Class 4 44
Custody and accounting 528
Registration 125
Directors 46
Legal and audit 35
Proxy and annual meeting 24
Miscellaneous 18
Waived / paid by Price Associates (40,280)
Total expenses 13,686
Net investment income 554,808

T. ROWE PRICE New Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (944,743)
Futures (280,559)
Swaps (18,693)
Forward currency exchange contracts (3,914)
Foreign currency transactions 286
Net realized loss (1,247,623)
Change in net unrealized gain / loss
Securities 151,473
Futures 22,959
Swaps 5,520
Forward currency exchange contracts (1,421)
Other assets and liabilities denominated in foreign currencies 28
Change in net unrealized gain / loss 178,559
Net realized and unrealized gain / loss (1,069,064)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (514,256)

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 554,808 $ 377,683
Net realized loss (1,247,623) (570,223)
Change in net unrealized gain / loss 178,559 (1,435,851)
Decrease in net assets from operations (514,256) (1,628,391)
Distributions to shareholders
Net earnings
Investor Class (27,221) (64,996)
Advisor Class (332) (288)
R Class (30) (33)
I Class (87,651) (54,707)
Z Class (438,273) (478,357)
Decrease in net assets from distributions (553,507) (598,381)
Capital share transactions
*
Shares sold
Investor Class 82,621 229,652
Advisor Class 857 2,105
R Class 119 263
I Class 472,373 2,279,921
Z Class 1,093,418 2,376,092
Distributions reinvested
Investor Class 25,930 61,630
Advisor Class 327 283
R Class 30 32
I Class 84,613 53,154
Z Class 438,273 478,357
Shares redeemed
Investor Class (230,029) (1,996,307)
Advisor Class (5,277) (6,558)
R Class (463) (743)
I Class (727,108) (1,586,925)
Z Class (2,198,371) (3,066,111)
Decrease in net assets from capital share
transactions (962,687) (1,175,155)

T. ROWE PRICE New Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (2,030,450) (3,401,927)
Beginning of period 17,877,971 21,279,898
End of period $ 15,847,521 $ 17,877,971
*Share information (000s)
Shares sold
Investor Class 10,027 23,900
Advisor Class 104 218
R Class 14 28
I Class 57,367 244,266
Z Class 133,534 246,132
Distributions reinvested
Investor Class 3,166 6,425
Advisor Class 40 30
R Class 4 3
I Class 10,336 5,651
Z Class 53,524 50,389
Shares redeemed
Investor Class (27,871) (214,678)
Advisor Class (654) (684)
R Class (56) (77)
I Class (87,780) (163,540)
Z Class (263,861) (325,143)
Decrease in shares outstanding (112,106) (127,080)

T. ROWE PRICE New Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund (Investor Class), the New Income Fund–Advisor Class (Advisor Class), the New Income Fund–R Class
(R Class), the New Income Fund–I Class (I Class), and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE New Income Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received.  Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open

T. ROWE PRICE New Income Fund

for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE New Income Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an

T. ROWE PRICE New Income Fund

independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 15,256,589 $ — $ 15,256,589
Bond Mutual Funds 284 — — 284
Short-Term Investments 1,929,713 — — 1,929,713
Securities Lending Collateral 89,200 — — 89,200
Options Purchased — 148 — 148
Total Securities 2,019,197 15,256,737 — 17,275,934
Swaps* — 5,552 — 5,552
Forward Currency Exchange
Contracts — 5,688 — 5,688
Futures Contracts* 11,250 — — 11,250
Total $ 2,030,447 $ 15,267,977 $ — $ 17,298,424
Liabilities
Forward Currency Exchange
Contracts $ — $ 8,509 $ — $ 8,509
Futures Contracts* 17,623 — — 17,623
Total $ 17,623 $ 8,509 $ — $ 26,132
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE New Income Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 11,250
Foreign exchange derivatives
Forwards
,
Securities^ 5,836
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 5,552
^
,*
Total $ 22,638
^
,*
Liabilities
Interest rate derivatives Futures $ 17,623
Foreign exchange derivatives Forwards 8,509
Total $ 26,132
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (280,559) $ — $ 638 $ (279,921)
Foreign exchange
derivatives — — (3,914) — (3,914)
Credit derivatives — — — (19,331) (19,331)
Total $ — $ (280,559) $ (3,914) $ (18,693) $ (303,166)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 22,959 $ — $ — $ 22,959
Foreign exchange
derivatives (3,390) — (1,421) — (4,811)
Credit derivatives — — — 5,520 5,520
Total $ (3,390) $ 22,959 $ (1,421) $ 5,520 $ 23,668
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of May 31, 2023, securities valued at $3,605,000 had been pledged or posted by the fund to counterparties

T. ROWE PRICE New Income Fund

for bilateral derivatives. As of May 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,520,000 cash and securities valued at
$283,000. As of May 31, 2023, securities valued at $168,286,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE New Income Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 29% of net assets.
Options   The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31,
2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to

T. ROWE PRICE New Income Fund

certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments.
Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the

T. ROWE PRICE New Income Fund

index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $1,045,786,000 (6.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however,

T. ROWE PRICE New Income Fund

the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2023, securities valued at $27,910,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2023.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying

T. ROWE PRICE New Income Fund

mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE New Income Fund

LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $86,173,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was
$89,200,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $2,409,373,000 and $4,960,193,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated $24,270,984,000 and $23,309,645,000, respectively, for the year ended
May 31, 2023.

T. ROWE PRICE New Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 553,507 $ 383,359
Long-term capital gain — 215,022
Total distributions $ 553,507 $ 598,381
($000s)
Cost of investments $ 18,081,527
Unrealized appreciation $ 24,242
Unrealized depreciation (833,050)
Net unrealized appreciation (depreciation) $ (808,808)

T. ROWE PRICE New Income Fund

At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.03% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%. Effective October 1, 2022, Price Associates has contractually agreed, at least through September 30, 2023, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
($000s)
Undistributed ordinary income $ 34,467
Net unrealized appreciation (depreciation) (808,808)
Loss carryforwards and deferrals (2,092,252)
Total distributable earnings (loss) $ (2,866,593)

T. ROWE PRICE New Income Fund

Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the year ended May 31, 2023.
The Investor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE New Income Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $987,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For
the year ended May 31, 2023, expenses incurred pursuant to these service agreements were $111,000 for Price Associates; $1,726,000 for T. Rowe Price Services, Inc.; and
$154,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2023, the
Investor Class R Class I Class Z Class
Expense limitation/I Class
Limit 0.44% 1.08% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 09/30/23 N/A
(Waived)/repaid during the
period ($000s) $(811) $1 $— $(39,470)

T. ROWE PRICE New Income Fund

fund was charged $322,000 for shareholder servicing costs related to the college savings plans, of which $37,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At May 31, 2023, approximately 25%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At May 31, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which Price
Associates is contractually obligated to waive and/or bear all of the Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE New Income Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price New Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Income Fund, Inc. (the "Fund") as of
May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31,
2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $512,011,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE New Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE New Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts

T. ROWE PRICE New Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board noted that, as of December 31,
2022, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile
(Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE New Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE New Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With New Income Fund Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Anna Alexandra Dreyer, Ph.D., CFA  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Income Fund

Name (Year of Birth)
Position Held With New Income Fund Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Geoffrey M. Hardin (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew Lawton, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Samy B. Muaddi, CFA (1984)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916602 F43-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,192	$30,268
Audit-Related Fees	-	-
Tax Fees	-	2,074
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023